Christopher J. Madin Vice President and Corporate Counsel The Prudential Insurance Company of America 280 Trumbull Street Hartford, CT 06103 Tel 860-534-6087 christopher.madin@prudential.com

March 20, 2020

Sonny Oh, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: Initial Registration Statement Filing on Form N-6 for the Pruco Life Insurance Company’s PruLife® SVUL Protector®.

Mr. Oh:

We are filing with the Commission the Initial Registration Statement on Form N-6 for a new variable universal life insurance policy issued by Pruco Life Insurance Company (“Pruco Life”) called PruLife® SVUL Protector® (“SVULP 2020”).

The previous version of PruLife® SVUL Protector® (“SVULP”) (Registration Nos. 333-215544 and 811-05826) has been offered continuously since it became effective on June 20, 2017. It is intended that once this Registration Statement becomes effective, and subject to state approval, this current version of PruLife® SVUL Protector®, SVULP 2020, will replace SVULP for new offers and sales.

In order to assist with the review, we are providing you with a courtesy copy of this registration statement and a comparison document. The comparison document includes the prospectus and statement of additional information of this registration statement compared to the same documents in the most recent SVULP 485b filing. The differences are color coded to highlight the changes that we have made in this filing.  New text has been underlined and deleted text is represented with a "-" through the deleted text.

The significant differences between the disclosure in this filing and the filing of SVULP are as follows:

•
Addition of the Survivorship BenefitAccess Rider (SBAR), which is very similar to the BenefitAccess Rider offered on our PruLife® Custom Premier II product which the Staff declared effective on May 1, 2019 (Registration Nos. 333-229276 and 811-05826). However, with SBAR, either both insureds must be chronically or terminally ill; or one insured must be deceased, and the surviving insured must be chronically or terminally ill.

•	Update of Type C Death Benefit Factor and maximum age.

•	Update to names and availability of certain Affiliated and Unaffiliated Funds.

•	Update of Lapse and Reinstatement provisions.

We request that this registration statement be declared effective by June 15, 2020, to meet Pruco Life’s internal product launch deadline.  To that end, we would appreciate Staff comments by May 15, 2020. After receiving and addressing staff comments, we will file a Pre-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, applicable opinions and consents, and any other exhibits required by Form N-6.

Please feel free to contact me if you have any questions regarding these filings. I can be reached at (860) 534-6087.

Respectfully yours,

/s/ Christopher J. Madin	3/20/2020
Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

via EDGAR